Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Company’s office premises. The Company leases its office facilities under non-cancelable operating leases with various expiration dates through 2022. For the years ended December 31, 2015, 2016, and 2017, rental expense was $28.3 million, $24.5 million and $13.7 million, respectively. Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2017 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating lease commitments	$46,052	$14,655	$22,079	$9,318	$—

Purchase commitments mainly include minimum commitments for Internet connection, content and services related to website operation, and marketing activities. Capital commitment was primarily related to commitments on construction of office building. The Company entered into an agreement to construct a new office building in Zhongguancun Software Park, Haidian District, Beijing, which was already completed in July 2016. As of December 31, 2017, $4.7 million of the remaining payable related to the construction was already included in accounts payable of the balance sheet, which is expected to be paid in 2018.

Purchase commitments as of December 31, 2017 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$497,797	$463,947	$33,678	$172	$—
Capital commitments	$12,237	$12,128	$109	$—	$—

Other commitment represents future maximum commitment relating to the principal amount and interests in connection with a) the issuance of $153 million in aggregate principle amount of 1.00% coupon interest convertible senior notes, which will mature on December 1, 2018; b) the issuance of $900 million in aggregate principle amount of 1.25% coupon interest convertible senior notes by Weibo, which will due in 2022 c) the principal amount and interests of short-term bank loans d) commitment on equity investment. Other commitments as of December 31, 2017  were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
2018 Notes	$154,623	$154,623	$—	$—	$—
2022 Notes	956,750	13,219	22,500	921,031	—
Short-term bank loans	91,079	91,079	—	—	—
Equity investments	63,404	63,404	—	—	—

Total other commitments	$1,265,856	$322,325	$22,500	$921,031	$—

There are uncertainties regarding the legal basis of the Company’s ability to operate an Internet business and telecommunication value-added services in China as of December 31, 2017. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, but in addition regulations are unclear as to in which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Company might be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

In June and August 2017, Weibo and certain of its current and former directors and officers were named as defendants in two putative securities class actions filed in the United States District Court for the District of New Jersey, respectively. The actions purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in Weibo’s ADSs between April 27 and June 22, 2017 or between April 28, 2016 and June 19, 2017, allege that Weibo’s public filings contained material misstatements and omissions in violation of the U.S. federal securities laws. On August 28, 2017, two sets of purported shareholders filed motions to consolidate the cases and appoint themselves as lead plaintiffs of the purported plaintiff class and appoint their designated counsel as lead counsel. On September 28, 2017, the court entered an order appointing a lead plaintiff and consolidating the two cases. On November 27, 2017, the lead plaintiff filed a consolidated class action complaint. On January 26, 2018, Weibo and one individual defendant filed a motion to dismiss the amended complaint, which motion is currently pending before the court. The action remains in its preliminary stages.  As of this stage, the Company is unable to estimate the possible outcome or loss or possible range of loss, if any, associated with the resolution of these lawsuits. As of December 31, 2017, no losses with respect to this contingency were accrued.

As of December 31, 2017, there are no other claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Company’s knowledge, are reasonably possible to have, a material effect on the Company’s financial position, results of operations or cash flows.